Matthews China Fund	September 30, 2023

Schedule of Investments[a] (unaudited)

COMMON EQUITIES: 100.4%

	Shares	Value

CONSUMER DISCRETIONARY: 34.8%
Broadline Retail: 18.8%
Alibaba Group Holding, Ltd.[b]	4,577,200	$49,626,856
PDD Holdings, Inc. ADR[b]	390,140	38,261,030
JD.com, Inc. Class A	1,522,663	22,152,971

		110,040,857

Hotels, Restaurants & Leisure: 10.0%
Meituan Class Bb,c,d	1,963,280	28,420,817
Galaxy Entertainment Group, Ltd.	1,803,000	10,788,469
Luckin Coffee, Inc. ADR[b]	193,113	6,761,002
Yum China Holdings, Inc.	118,783	6,618,589
Trip.com Group, Ltd. ADR[b]	160,521	5,613,419

		58,202,296

Household Durables: 3.0%
Midea Group Co., Ltd. A Shares	1,250,552	9,548,732
Man Wah Holdings, Ltd.	11,577,200	8,091,778

		17,640,510

Diversified Consumer Services: 1.1%
China Education Group Holdings, Ltd.[d]	8,327,000	6,748,016

Automobiles: 1.0%
Yadea Group Holdings, Ltd.[c,d]	3,030,000	5,610,918

Specialty Retail: 0.9%
China Tourism Group Duty Free Corp., Ltd. A Shares	341,690	5,007,126

Total Consumer Discretionary		203,249,723

FINANCIALS: 19.7%
Capital Markets: 9.3%
China International Capital Corp., Ltd. H Shares[c,d]	11,718,000	21,388,687
CITIC Securities Co., Ltd. H Shares	8,926,425	18,020,521
Hong Kong Exchanges & Clearing, Ltd.	161,800	6,004,847
China Merchants Securities Co., Ltd. H Shares[c,d]	5,046,800	4,409,645
East Money Information Co., Ltd. A Shares	2,082,820	4,373,959

		54,197,659

Banks: 6.4%
China Merchants Bank Co., Ltd. A Shares	5,588,623	25,446,660
China Construction Bank Corp. H Shares	20,910,000	11,754,606

		37,201,266

Insurance: 4.0%
PICC Property & Casualty Co., Ltd. H Shares	9,520,000	12,190,260
Ping An Insurance Group Co. of China, Ltd. H Shares	2,031,000	11,519,115

		23,709,375

Total Financials		115,108,300

COMMUNICATION SERVICES: 13.9%

Interactive Media & Services: 10.1%
Tencent Holdings, Ltd.	1,087,300	42,148,053
Kuaishou Technology[b,c,d]	1,318,200	10,487,219

	Shares	Value

Baidu, Inc. Class Ab	370,750	$6,239,971

		58,875,243

Media: 2.1%
Focus Media Information Technology Co., Ltd. A Shares	12,299,257	12,075,067

Entertainment: 1.7%
Tencent Music Entertainment Group ADR[b]	1,590,127	10,145,010

Total Communication Services		81,095,320

INDUSTRIALS: 8.2%
Electrical Equipment: 4.5%
Contemporary Amperex Technology Co., Ltd. A Shares	587,760	16,433,132
Sungrow Power Supply Co., Ltd. A Shares	775,874	9,519,428

		25,952,560

Machinery: 2.5%
Shenzhen Inovance Technology Co., Ltd. A Shares	980,107	8,964,818
Estun Automation Co., Ltd. A Shares	1,944,344	5,891,380

		14,856,198

Transportation Infrastructure: 1.2%
Shanghai International Airport Co., Ltd. A Shares[b]	1,350,891	7,044,149

Total Industrials		47,852,907

REAL ESTATE: 5.6%
Real Estate Management & Development: 5.6%
KE Holdings, Inc. ADR	1,330,675	20,652,076
Country Garden Services Holdings Co., Ltd.	5,577,000	5,695,535
CIFI Holdings Group Co., Ltd.[b]	104,961,520	4,044,067
Times China Holdings, Ltd.[b]	42,755,000	2,364,840

Total Real Estate		32,756,518

CONSUMER STAPLES: 5.4%
Beverages: 4.2%
Wuliangye Yibin Co., Ltd. A Shares	412,429	8,895,692
Shanxi Xinghuacun Fen Wine Factory Co., Ltd. A Shares	241,022	7,962,047
Tsingtao Brewery Co., Ltd. H Shares	930,000	7,572,965

		24,430,704

Consumer Staples Distribution & Retail: 1.2%
JD Health International, Inc.[b,c,d]	1,405,800	7,224,215

Total Consumer Staples		31,654,919

INFORMATION TECHNOLOGY: 5.1%
Electronic Equipment, Instruments & Components: 2.0%
SUPCON Technology Co., Ltd. A Shares	939,141	6,150,729
Wingtech Technology Co., Ltd. A Shares[b]	931,617	5,585,171

		11,735,900

Semiconductors & Semiconductor Equipment: 1.6%
NAURA Technology Group Co., Ltd. A Shares	165,313	5,474,842

1	MATTHEWS ASIA FUNDS

Matthews China Fund	September 30, 2023

Schedule of Investments[a] (unaudited) (continued)

COMMON EQUITIES (continued)

	Shares	Value
Zhejiang Jingsheng Mechanical & Electrical Co., Ltd. A Shares	622,758	$4,078,481

		9,553,323

Software: 1.5%
Shanghai Baosight Software Co., Ltd. A Shares	1,371,534	8,510,772

Total Information Technology		29,799,995

HEALTH CARE: 4.9%
Life Sciences Tools & Services: 2.1%
Wuxi Biologics Cayman, Inc.[b,c,d]	2,050,000	11,914,309

Health Care Equipment & Supplies: 1.7%
Shenzhen Mindray Bio-Medical Electronics Co., Ltd. A Shares	268,014	9,968,255

Health Care Providers & Services: 1.1%
Sinopharm Group Co., Ltd. H Shares	2,234,400	6,478,243

Total Health Care		28,360,807

ENERGY: 1.8%

Oil, Gas & Consumable Fuels: 1.8%
PetroChina Co., Ltd. H Shares	13,678,000	10,250,740

Total Energy		10,250,740

UTILITIES: 1.0%
Gas Utilities: 1.0%
ENN Energy Holdings, Ltd.	700,500	5,772,261

Total Utilities		5,772,261

TOTAL INVESTMENTS: 100.4%		585,901,490
(Cost $794,195,240)

LIABILITIES IN EXCESS OF CASH AND OTHER ASSETS: (0.4%)		(2,320,368)

NET ASSETS: 100.0%		$583,581,122

a	Certain securities were fair valued under the valuation policies approved by the Board of Trustees.

b	Non-income producing security.

c

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The security may be resold in transactions exempt from registration normally to qualified institutional buyers. The security has been determined to be liquid in accordance with procedures adopted by the Funds’ Board of Trustees. At September 30, 2023, the aggregate value is $89,455,810, which is 15.33% of net assets.

d	The securities may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.

ADR	American Depositary Receipt

Other information regarding the Fund is available in the Funds’ most recent report to shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

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